JOINT VENTURES AND ASSOCIATES - Summary of Shell Share of Comprehensive Income of Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	$ 4,097	$ 1,783	$ 3,604
Other comprehensive (loss)/income for the period	(106)	77	(74)
Comprehensive income for the period	3,991	1,860	3,530
Associates
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	2,142	1,154	2,483
Other comprehensive (loss)/income for the period	0	1	8
Comprehensive income for the period	2,142	1,155	2,491
Joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	1,955	629	1,121
Other comprehensive (loss)/income for the period	(106)	76	(82)
Comprehensive income for the period	$ 1,849	$ 705	$ 1,039